Offsetting financial assets and liabilities - Summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	€ 404,375	€ 443,822
Gross amounts of recognised financial liabilities offset in the statement of financial position	(318,057)	(358,609)
Net amounts of financial assets presented in the statement of financial position	86,318	85,213
Financial instruments	10,864	17,962
Cash and financial instruments received as collateral	66,487	60,922
Net amount	8,967	6,329
Amounts not subject to enforceable netting arrangements	22,738	29,522
Statement of financial position total	109,056	114,735
Loans and advances to customers 7	727,733	683,611
Other	7,975	6,945
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	4,964	3,752
Gross amounts of recognised financial liabilities offset in the statement of financial position	(77)	(31)
Net amounts of financial assets presented in the statement of financial position	4,886	3,721
Financial instruments
Cash and financial instruments received as collateral	4,859	3,683
Net amount	27	38
Amounts not subject to enforceable netting arrangements	1,949	7,057
Statement of financial position total	6,836	10,777
Loans and advances to banks | Reverse repurchase, securities borrowing and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	4,964	3,752
Gross amounts of recognised financial liabilities offset in the statement of financial position	(77)	(31)
Net amounts of financial assets presented in the statement of financial position	4,886	3,721
Financial instruments
Cash and financial instruments received as collateral	4,859	3,683
Net amount	27	38
Amounts not subject to enforceable netting arrangements	1,949	7,057
Statement of financial position total	6,836	10,777
Loans and advances to banks | Other
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets
Gross amounts of recognised financial liabilities offset in the statement of financial position
Net amounts of financial assets presented in the statement of financial position
Financial instruments
Cash and financial instruments received as collateral
Net amount
Amounts not subject to enforceable netting arrangements
Statement of financial position total
Loans and advances to banks | Cash pools
Disclosure of credit risk exposure [line items]
Loans and advances to banks, excluding repurchase agreements not subject to offsetting	14,368	10,992
Financial assets at fair value through profit or loss | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	183,632	191,713
Gross amounts of recognised financial liabilities offset in the statement of financial position	(107,722)	(116,241)
Net amounts of financial assets presented in the statement of financial position	75,910	75,472
Financial instruments	10,782	17,818
Cash and financial instruments received as collateral	56,575	52,319
Net amount	8,553	5,336
Amounts not subject to enforceable netting arrangements	20,136	22,222
Statement of financial position total	96,047	97,694
Financial assets at fair value through profit or loss | Trading and Non-trading | - Derivatives
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	81,453	93,034
Gross amounts of recognised financial liabilities offset in the statement of financial position	(59,208)	(66,877)
Net amounts of financial assets presented in the statement of financial position	22,245	26,157
Financial instruments	10,755	17,598
Cash and financial instruments received as collateral	3,068	3,643
Net amount	8,421	4,916
Amounts not subject to enforceable netting arrangements	3,758	6,111
Statement of financial position total	26,003	32,268
Financial assets at fair value through profit or loss | Reverse repurchase, securities borrowing and similar agreements | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	102,179	98,679
Gross amounts of recognised financial liabilities offset in the statement of financial position	(48,514)	(49,365)
Net amounts of financial assets presented in the statement of financial position	53,665	49,315
Financial instruments	26	219
Cash and financial instruments received as collateral	53,507	48,676
Net amount	132	420
Amounts not subject to enforceable netting arrangements	16,378	16,112
Statement of financial position total	70,044	65,426
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	215,038	241,691
Gross amounts of recognised financial liabilities offset in the statement of financial position	(209,601)	(236,053)
Net amounts of financial assets presented in the statement of financial position	5,437	5,638
Financial instruments	37	65
Cash and financial instruments received as collateral	5,052	4,921
Net amount	347	652
Amounts not subject to enforceable netting arrangements	652	243
Statement of financial position total	6,089	5,881
Loans and advances to customers | Reverse repurchase, securities borrowing and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	3,247	4,444
Gross amounts of recognised financial liabilities offset in the statement of financial position	(32)	(1,216)
Net amounts of financial assets presented in the statement of financial position	3,215	3,228
Financial instruments
Cash and financial instruments received as collateral	3,205	3,191
Net amount	9	37
Amounts not subject to enforceable netting arrangements	652	243
Statement of financial position total	3,866	3,471
Loans and advances to customers | Cash pools
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	211,791	237,248
Gross amounts of recognised financial liabilities offset in the statement of financial position	(209,568)	(234,838)
Net amounts of financial assets presented in the statement of financial position	2,222	2,410
Financial instruments	37	65
Cash and financial instruments received as collateral	1,847	1,730
Net amount	338	615
Amounts not subject to enforceable netting arrangements
Statement of financial position total	2,222	2,410
Loans and advances to customers 7	723,867	683,611
Loans and advances to customers, excluding repurchase agreement, subject to offsetting	2,222	2,410
Other items where offsetting is applied in the statement of financial position
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	742	6,666
Gross amounts of recognised financial liabilities offset in the statement of financial position	(657)	(6,284)
Net amounts of financial assets presented in the statement of financial position	85	382
Financial instruments	45	79
Cash and financial instruments received as collateral
Net amount	39	303
Amounts not subject to enforceable netting arrangements
Statement of financial position total	85	382
Other	4,076	3,550
Other assets - amounts to be settled, subject to offsetting	€ 85	€ 382